Quarterly Holdings Report
for
Fidelity® Intermediate Bond Fund
May 31, 2022
IBF-NPRT3-0722
1.804838.118
Nonconvertible Bonds - 37.2%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.65% 2/1/28	6,534	5,785
4.3% 2/15/30	10,000	10,083
NTT Finance Corp.:
1.162% 4/3/26 (b)	7,525	6,850
1.591% 4/3/28 (b)	10,400	9,150
Verizon Communications, Inc.:
2.1% 3/22/28	7,837	7,128
2.355% 3/15/32	2,543	2,190
		41,186
Entertainment - 0.1%
The Walt Disney Co. 3% 9/15/22	2,241	2,248
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	5,000	4,840
4.464% 7/23/22	3,000	3,001
4.908% 7/23/25	4,820	4,922
Comcast Corp. 3.95% 10/15/25	3,064	3,126
Discovery Communications LLC 3.625% 5/15/30	1,652	1,527
Magallanes, Inc.:
3.755% 3/15/27 (b)	4,855	4,712
4.054% 3/15/29 (b)	816	782
		22,910
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3.2% 3/15/27 (b)	2,539	2,469
T-Mobile U.S.A., Inc.:
2.4% 3/15/29 (b)	3,504	3,097
2.625% 4/15/26	8,500	8,065
3.5% 4/15/25	4,200	4,168
		17,799
TOTAL COMMUNICATION SERVICES		84,143
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 1.4%
General Motors Co. 6.125% 10/1/25	5,000	5,293
General Motors Financial Co., Inc.:
1.05% 3/8/24	2,011	1,927
1.25% 1/8/26	14,829	13,328
2.35% 2/26/27	4,100	3,720
3.25% 1/5/23	5,500	5,515
4.15% 6/19/23	6,023	6,071
4.35% 4/9/25	6,000	6,048
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	12,290	11,253
3.125% 5/12/23 (b)	2,363	2,366
4.35% 6/8/27 (b)	4,333	4,330
		59,851
Household Durables - 0.1%
Toll Brothers Finance Corp.:
4.875% 11/15/25	4,400	4,443
4.875% 3/15/27	2,143	2,130
		6,573
Multiline Retail - 0.3%
Dollar Tree, Inc. 4% 5/15/25	12,200	12,318
Specialty Retail - 0.6%
AutoZone, Inc.:
3.625% 4/15/25	541	541
4% 4/15/30	5,000	4,860
Lowe's Companies, Inc. 4.5% 4/15/30	7,000	7,097
O'Reilly Automotive, Inc.:
3.9% 6/1/29	5,000	4,851
4.2% 4/1/30	560	548
Ross Stores, Inc. 0.875% 4/15/26	8,093	7,256
The Home Depot, Inc. 2.5% 4/15/27	357	342
		25,495
TOTAL CONSUMER DISCRETIONARY		104,237
CONSUMER STAPLES - 1.8%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 3.5% 6/1/30	6,900	6,647
Molson Coors Beverage Co. 3% 7/15/26	4,500	4,331
		10,978
Food & Staples Retailing - 0.1%
7-Eleven, Inc. 0.95% 2/10/26 (b)	2,312	2,080
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	2,725	2,425
		4,505
Food Products - 0.6%
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)	5,755	5,149
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)	9,400	9,703
JBS U.S.A. Lux SA / JBS Food Co. 3% 2/2/29 (b)	5,000	4,419
JDE Peet's BV 1.375% 1/15/27 (b)	10,197	8,888
		28,159
Tobacco - 0.8%
Altria Group, Inc.:
2.35% 5/6/25	1,004	964
4.8% 2/14/29	6,885	6,878
BAT Capital Corp.:
3.222% 8/15/24	3,000	2,977
4.7% 4/2/27	6,324	6,281
BAT International Finance PLC 1.668% 3/25/26	12,400	11,196
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	8,300	8,123
		36,419
TOTAL CONSUMER STAPLES		80,061
ENERGY - 3.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 2.061% 12/15/26	1,901	1,771
Oil, Gas & Consumable Fuels - 2.9%
Canadian Natural Resources Ltd. 3.9% 2/1/25	3,400	3,412
Cenovus Energy, Inc. 4.25% 4/15/27	8,000	8,022
DCP Midstream Operating LP:
3.875% 3/15/23	3,530	3,527
5.375% 7/15/25	6,000	6,150
Eastern Gas Transmission & Storage, Inc. 3% 11/15/29 (b)	5,500	4,967
Energy Transfer LP:
2.9% 5/15/25	6,000	5,846
3.6% 2/1/23	3,281	3,286
4.2% 9/15/23	1,661	1,681
4.5% 4/15/24	8,136	8,248
4.95% 6/15/28	5,000	5,071
5.875% 1/15/24	6,034	6,214
Equinor ASA 1.75% 1/22/26	1,103	1,042
Hess Corp. 4.3% 4/1/27	15,500	15,466
Hess Midstream Partners LP 5.625% 2/15/26 (b)	8,000	8,168
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,022	3,032
MPLX LP:
1.75% 3/1/26	4,900	4,482
3.375% 3/15/23	5,069	5,091
4% 2/15/25	500	499
4.5% 7/15/23	990	1,002
Occidental Petroleum Corp. 2.9% 8/15/24	6,142	5,988
Ovintiv Exploration, Inc. 5.625% 7/1/24	1,986	2,089
Petroleos Mexicanos 6.7% 2/16/32	4,742	4,085
Phillips 66 Co. 0.9% 2/15/24	6,300	6,075
Plains All American Pipeline LP/PAA Finance Corp. 3.85% 10/15/23	2,649	2,658
Southeast Supply Header LLC 4.25% 6/15/24 (b)	3,066	2,809
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	1,008
4.3% 3/4/24	2,490	2,527
4.55% 6/24/24	2,547	2,589
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 2.6214% 1/13/23 (c)(d)	2,073	2,054
		127,088
TOTAL ENERGY		128,859
FINANCIALS - 18.2%
Banks - 9.9%
Bank of America Corp.:
1.197% 10/24/26 (c)	17,500	15,944
1.319% 6/19/26 (c)	5,700	5,259
3.384% 4/2/26 (c)	8,850	8,719
3.95% 4/21/25	5,000	5,034
3.974% 2/7/30 (c)	6,800	6,631
4.2% 8/26/24	8,640	8,781
4.25% 10/22/26	5,912	5,978
4.45% 3/3/26	3,485	3,527
Bank of Montreal 1.85% 5/1/25	7,000	6,674
Bank of Nova Scotia 4.5% 12/16/25	6,400	6,499
Barclays PLC:
1.007% 12/10/24 (c)	3,941	3,777
2.279% 11/24/27 (c)	10,090	9,138
2.852% 5/7/26 (c)	9,852	9,475
3.932% 5/7/25 (c)	9,030	9,017
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (b)(c)(d)	5,577	4,981
2.219% 6/9/26 (b)(c)	3,479	3,269
Capital One Bank NA 2.28% 1/28/26 (c)	5,690	5,455
Citigroup, Inc.:
3.106% 4/8/26 (c)	5,600	5,466
4.6% 3/9/26	3,328	3,374
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	1,271	1,277
Commonwealth Bank of Australia 2.688% 3/11/31 (b)	8,832	7,399
Danske Bank A/S 3.875% 9/12/23 (b)	3,000	3,012
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	4,294	3,884
1.605% 3/30/28 (b)(c)	9,302	8,230
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	755	759
HSBC Holdings PLC:
0.976% 5/24/25 (c)	2,500	2,359
1.645% 4/18/26 (c)	12,503	11,639
2.251% 11/22/27 (c)	9,820	8,924
2.999% 3/10/26 (c)	8,000	7,749
4.292% 9/12/26 (c)	5,000	4,982
ING Groep NV 1.726% 4/1/27 (c)	3,626	3,275
Intesa Sanpaolo SpA:
3.375% 1/12/23 (b)	4,600	4,595
5.71% 1/15/26 (b)	4,940	4,976
JPMorgan Chase & Co.:
1.045% 11/19/26 (c)	5,840	5,298
1.47% 9/22/27 (c)	9,890	8,908
2.069% 6/1/29 (c)	7,500	6,631
2.083% 4/22/26 (c)	7,100	6,751
2.947% 2/24/28 (c)	18,092	17,213
2.956% 5/13/31 (c)	2,045	1,825
3.797% 7/23/24 (c)	4,840	4,868
3.875% 9/10/24	5,168	5,234
4.125% 12/15/26	5,070	5,098
Lloyds Banking Group PLC 2.438% 2/5/26 (c)	1,666	1,599
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	5,800	5,390
1.538% 7/20/27 (c)	9,500	8,530
1.64% 10/13/27 (c)	12,210	10,938
2.193% 2/25/25	7,140	6,863
Mizuho Financial Group, Inc. 1.234% 5/22/27 (c)	10,000	8,867
NatWest Group PLC:
1.642% 6/14/27 (c)	3,500	3,141
2.359% 5/22/24 (c)	4,143	4,099
3.073% 5/22/28 (c)	3,500	3,261
4.519% 6/25/24 (c)	6,878	6,943
5.125% 5/28/24	10,130	10,287
Regions Financial Corp. 2.25% 5/18/25	3,093	2,986
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	8,991	8,164
Societe Generale:
1.488% 12/14/26 (b)(c)	5,547	4,957
1.792% 6/9/27 (b)(c)	6,264	5,561
2.625% 10/16/24 (b)	1,265	1,232
4.25% 4/14/25 (b)	3,044	3,041
4.75% 11/24/25 (b)	7,291	7,298
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26	8,800	7,887
SVB Financial Group:
2.1% 5/15/28	9,444	8,310
3.125% 6/5/30	2,952	2,614
Synovus Financial Corp. 3.125% 11/1/22	6,476	6,483
The Toronto-Dominion Bank 2.8% 3/10/27	7,616	7,287
Wells Fargo & Co.:
2.164% 2/11/26 (c)	8,510	8,133
2.188% 4/30/26 (c)	9,200	8,749
3.526% 3/24/28 (c)	5,358	5,209
4.3% 7/22/27	9,780	9,831
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,798	1,686
		431,230
Capital Markets - 2.7%
Ares Capital Corp. 3.25% 7/15/25	9,000	8,564
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	8,990	7,884
2.593% 9/11/25 (b)(c)	5,000	4,783
4.207% 6/12/24 (b)(c)	13,500	13,533
4.55% 4/17/26	5,000	4,994
Deutsche Bank AG 4.5% 4/1/25	6,931	6,878
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,698	2,556
1.447% 4/1/25 (c)	5,904	5,604
2.129% 11/24/26 (c)	9,820	8,974
2.222% 9/18/24 (c)	6,721	6,550
2.311% 11/16/27 (c)	7,288	6,451
Moody's Corp.:
3.25% 1/15/28	7,000	6,750
3.75% 3/24/25	3,976	4,008
Morgan Stanley:
0.79% 5/30/25 (c)	2,500	2,359
2.188% 4/28/26 (c)	5,500	5,254
3.737% 4/24/24 (c)	5,698	5,723
3.875% 1/27/26	4,600	4,610
S&P Global, Inc. 2.45% 3/1/27 (b)	7,000	6,642
State Street Corp. 2.901% 3/30/26 (c)	303	297
UBS Group AG 1.008% 7/30/24 (b)(c)	4,158	4,045
		116,459
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	5,334	4,763
2.45% 10/29/26	2,122	1,897
3% 10/29/28	2,223	1,951
3.3% 1/23/23	5,800	5,799
4.125% 7/3/23	7,092	7,086
6.5% 7/15/25	1,668	1,741
Ally Financial, Inc.:
1.45% 10/2/23	977	955
2.2% 11/2/28	7,539	6,406
3.05% 6/5/23	4,300	4,302
4.625% 3/30/25	3,000	3,051
5.125% 9/30/24	9,801	10,110
5.75% 11/20/25	2,039	2,099
Capital One Financial Corp.:
1.878% 11/2/27 (c)	17,200	15,409
2.359% 7/29/32 (c)	10,000	7,928
2.636% 3/3/26 (c)	5,000	4,820
3.2% 2/5/25	3,500	3,460
3.9% 1/29/24	4,480	4,525
Discover Financial Services:
3.85% 11/21/22	196	197
4.5% 1/30/26	2,428	2,446
Ford Motor Credit Co. LLC:
2.3% 2/10/25	4,000	3,728
4.14% 2/15/23	6,500	6,507
4.25% 9/20/22	4,080	4,088
4.375% 8/6/23	8,000	8,004
Synchrony Financial:
4.25% 8/15/24	5,000	5,008
4.375% 3/19/24	6,708	6,762
		123,042
Diversified Financial Services - 1.2%
Athene Global Funding:
0.95% 1/8/24 (b)	6,757	6,460
1.73% 10/2/26 (b)	14,427	12,770
2.646% 10/4/31 (b)	9,900	8,283
Blackstone Private Credit Fund 4.7% 3/24/25 (b)	10,119	9,864
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,924
4.125% 6/15/26	1,347	1,340
Equitable Holdings, Inc. 4.35% 4/20/28	10,800	10,831
		52,472
Insurance - 1.6%
AFLAC, Inc. 3.6% 4/1/30	1,122	1,092
AIA Group Ltd.:
3.375% 4/7/30 (b)	3,479	3,320
3.9% 4/6/28 (b)	8,500	8,502
American International Group, Inc. 2.5% 6/30/25	5,600	5,405
Aon PLC 3.875% 12/15/25	6,215	6,252
Empower Finance 2020 LP 1.357% 9/17/27 (b)	4,273	3,732
Equitable Financial Life Global Funding:
1.3% 7/12/26 (b)	5,000	4,524
1.4% 8/27/27 (b)	5,000	4,408
1.7% 11/12/26 (b)	6,372	5,802
Five Corners Funding Trust II 2.85% 5/15/30 (b)	4,523	4,025
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	2,420	2,448
Principal Financial Group, Inc. 3.7% 5/15/29	2,684	2,596
SunAmerica, Inc.:
3.65% 4/5/27 (b)	1,772	1,726
3.85% 4/5/29 (b)	1,739	1,669
3.9% 4/5/32 (b)	2,070	1,967
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	4,303	4,301
Unum Group 4% 3/15/24	3,330	3,361
Willis Group North America, Inc. 4.5% 9/15/28	5,500	5,476
		70,606
TOTAL FINANCIALS		793,809
HEALTH CARE - 1.7%
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp. 2.75% 9/23/26 (b)	4,099	3,877
Health Care Providers & Services - 1.1%
Anthem, Inc. 3.35% 12/1/24	4,000	4,010
Centene Corp.:
2.45% 7/15/28	4,185	3,758
4.25% 12/15/27	5,000	4,975
Cigna Corp. 4.375% 10/15/28	10,724	10,889
HCA Holdings, Inc. 3.125% 3/15/27 (b)	13,100	12,472
Humana, Inc.:
1.35% 2/3/27	6,000	5,339
3.7% 3/23/29	1,589	1,553
Sabra Health Care LP 3.2% 12/1/31	3,969	3,272
UnitedHealth Group, Inc. 2.75% 2/15/23	684	686
		46,954
Pharmaceuticals - 0.5%
Elanco Animal Health, Inc. 5.772% 8/28/23 (c)	641	654
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27 (b)	7,000	6,855
Mylan NV 4.55% 4/15/28	9,726	9,539
Viatris, Inc.:
1.65% 6/22/25	443	408
2.7% 6/22/30	6,449	5,393
		22,849
TOTAL HEALTH CARE		73,680
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.9%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	2,162	2,157
BAE Systems PLC 3.4% 4/15/30 (b)	12,082	11,282
The Boeing Co.:
1.167% 2/4/23	5,757	5,679
2.7% 2/1/27	5,000	4,601
5.04% 5/1/27	9,200	9,244
5.15% 5/1/30	4,200	4,176
		37,139
Airlines - 0.4%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	4,689	4,225
Delta Air Lines, Inc.:
2.9% 10/28/24	5,500	5,279
3.8% 4/19/23	2,800	2,822
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	3,270	2,930
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	3,623	3,431
		18,687
Building Products - 0.0%
Carrier Global Corp. 2.493% 2/15/27	1,501	1,394
Machinery - 0.4%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	11,537	10,610
Otis Worldwide Corp. 2.056% 4/5/25	5,190	4,979
		15,589
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
0.7% 2/15/24	2,749	2,608
0.8% 8/18/24	4,123	3,846
2.2% 1/15/27	3,852	3,445
4.25% 2/1/24	2,956	2,968
		12,867
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	7,120	6,695
3.25% 2/15/27 (b)	2,791	2,543
3.95% 7/1/24 (b)	3,046	2,978
4.375% 5/1/26 (b)	1,023	985
5.5% 1/15/26 (b)	1,836	1,832
		15,033
TOTAL INDUSTRIALS		100,709
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.0%
Dell International LLC/EMC Corp. 5.45% 6/15/23	800	816
IT Services - 0.1%
The Western Union Co.:
2.85% 1/10/25	1,255	1,223
4.25% 6/9/23	5,500	5,572
		6,795
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. 1.95% 2/15/28 (b)	5,000	4,347
Micron Technology, Inc. 4.185% 2/15/27	8,550	8,554
		12,901
Software - 0.5%
Oracle Corp. 1.65% 3/25/26	3,122	2,843
Roper Technologies, Inc.:
1.4% 9/15/27	5,000	4,393
2% 6/30/30	5,730	4,782
VMware, Inc.:
1% 8/15/24	6,111	5,778
1.4% 8/15/26	2,683	2,405
		20,201
TOTAL INFORMATION TECHNOLOGY		40,713
MATERIALS - 0.6%
Chemicals - 0.4%
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)	1,000	917
1.832% 10/15/27 (b)	5,000	4,399
LYB International Finance III LLC 1.25% 10/1/25	4,817	4,432
The Mosaic Co.:
3.25% 11/15/22	1,917	1,922
4.25% 11/15/23	5,095	5,170
		16,840
Construction Materials - 0.2%
CRH America Finance, Inc. 3.95% 4/4/28 (b)	8,500	8,426
TOTAL MATERIALS		25,266
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Homes 4 Rent LP 3.625% 4/15/32	1,903	1,736
Boston Properties, Inc. 3.2% 1/15/25	3,000	2,968
Corporate Office Properties LP 2% 1/15/29	3,626	3,032
Federal Realty Investment Trust 3.95% 1/15/24	7,000	7,055
Hudson Pacific Properties LP 4.65% 4/1/29	6,361	6,335
Kite Realty Group Trust 4% 3/15/25	2,399	2,379
LXP Industrial Trust (REIT) 4.4% 6/15/24	1,190	1,202
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	629	631
4.5% 1/15/25	1,111	1,108
4.5% 4/1/27	12,798	12,484
4.95% 4/1/24	1,104	1,118
5.25% 1/15/26	8,160	8,271
Piedmont Operating Partnership LP 2.75% 4/1/32	752	606
SITE Centers Corp.:
3.625% 2/1/25	1,358	1,338
4.25% 2/1/26	2,246	2,226
Spirit Realty LP 2.1% 3/15/28	4,730	4,130
Sun Communities Operating LP 2.3% 11/1/28	857	751
Ventas Realty LP:
2.65% 1/15/25	3,986	3,873
3% 1/15/30	2,083	1,879
3.5% 4/15/24	2,379	2,386
4% 3/1/28	1,168	1,149
Vornado Realty LP 2.15% 6/1/26	936	854
Welltower, Inc. 3.625% 3/15/24	2,553	2,561
WP Carey, Inc.:
3.85% 7/15/29	633	606
4.6% 4/1/24	5,173	5,266
		75,944
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,400	4,414
4.1% 10/1/24	377	380
Post Apartment Homes LP 3.375% 12/1/22	1,352	1,355
		6,149
TOTAL REAL ESTATE		82,093
UTILITIES - 2.5%
Electric Utilities - 1.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	6,000	5,864
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	6,000	5,731
Edison International 2.95% 3/15/23	1,206	1,204
Eversource Energy 2.8% 5/1/23	4,679	4,669
Exelon Corp.:
2.75% 3/15/27 (b)	779	740
3.35% 3/15/32 (b)	7,946	7,284
FirstEnergy Corp.:
1.6% 1/15/26	578	524
2.05% 3/1/25	3,242	3,019
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,226	1,225
ITC Holdings Corp. 2.7% 11/15/22	3,739	3,742
Pacific Gas & Electric Co. 3.25% 2/16/24	12,000	11,832
Virginia Electric & Power Co. 2.4% 3/30/32	5,000	4,371
Vistra Operations Co. LLC 5% 7/31/27 (b)	9,250	9,049
		59,254
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.:
1.375% 1/15/26	11,000	9,938
3.3% 7/15/25 (b)	6,074	5,911
3.95% 7/15/30 (b)	6,551	6,077
		21,926
Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	6,000	5,849
3.7% 7/15/30	467	454
4.05% 4/15/25	5,500	5,624
NiSource, Inc.:
0.95% 8/15/25	2,404	2,201
2.95% 9/1/29	6,000	5,426
Puget Energy, Inc.:
3.65% 5/15/25	3,000	2,975
4.224% 3/15/32	5,000	4,771
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 3.5238% 5/15/67 (c)(d)	3,383	2,662
		29,962
TOTAL UTILITIES		111,142
TOTAL NONCONVERTIBLE BONDS (Cost $1,715,627)		1,624,712

U.S. Treasury Obligations - 43.0%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
0.25% 7/31/25	266,267	246,068
0.375% 7/15/24 (e)	265,888	253,944
0.625% 7/31/26	41,654	38,065
0.75% 12/31/23	24,507	23,890
0.75% 11/15/24	1,000	955
0.75% 3/31/26	72,435	67,037
1.125% 8/31/28 (f)	352,389	316,854
1.25% 9/30/28	26,718	24,184
1.375% 10/31/28	14,401	13,120
1.5% 1/31/27	41,127	38,736
1.625% 9/30/26	79,554	75,676
1.875% 2/28/27	94,639	90,662
1.875% 2/28/29	112,546	105,731
1.875% 2/15/32	316,100	289,898
2.125% 5/15/25	1,001	984
2.375% 3/31/29	87,936	85,147
3.125% 11/15/28	206,543	209,197
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,975,799)		1,880,148

U.S. Government Agency - Mortgage Securities - 0.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.7%
2.5% 10/1/31 to 1/1/33	4,936	4,791
3% 11/1/32 to 12/1/32	16,889	16,804
3.5% 9/1/34 to 10/1/34	5,848	5,924
4.5% 3/1/39 to 8/1/39	1,384	1,433
5.5% 11/1/34 to 6/1/36	1,290	1,379
6.5% 7/1/32 to 8/1/36	811	893
7% 8/1/25 to 2/1/32	3	3
7.5% 11/1/22 to 8/1/29	21	22
TOTAL FANNIE MAE		31,249
Freddie Mac - 0.1%
5.5% 3/1/34 to 7/1/35	2,188	2,343
7.5% 7/1/27 to 1/1/33	7	8
TOTAL FREDDIE MAC		2,351
Ginnie Mae - 0.0%
7% to 7% 1/15/28 to 11/15/32	717	781
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $35,109)		34,381

Asset-Backed Securities - 7.6%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (b)	1,457	895
Series 2019-2 Class A, 3.376% 10/16/39 (b)	2,450	1,885
Series 2021-1A Class A, 2.95% 11/16/41 (b)	3,346	2,830
Series 2021-2A Class A, 2.798% 1/15/47 (b)	6,045	5,235
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	3,166	3,115
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 2.1963% 7/22/32 (b)(c)(d)	11,433	11,121
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 1/15/32 (b)(c)(d)	8,700	8,510
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 2.0212% 1/17/32 (b)(c)(d)	11,691	11,364
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	890	752
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 2.1863% 4/22/31 (b)(c)(d)	8,301	8,170
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 2.1307% 2/25/35 (c)(d)	465	463
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	4,226	3,663
Castlelake Aircraft Securitization Trust:
Series 2019-1A Class A, 3.967% 4/15/39 (b)	2,007	1,737
Series 2021-1R Class A, 2.741% 8/15/41 (b)	6,780	6,036
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	10,968	9,854
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 2.1443% 7/15/33 (b)(c)(d)	9,727	9,503
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 2.1949% 7/27/30 (b)(c)(d)	16,924	16,704
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	11,841	10,627
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (b)	322	322
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	3,490	3,457
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	7,539	7,460
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (b)(c)(d)	8,325	8,154
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (b)	2,767	2,686
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,218	1,084
John Deere Owner Trust Series 2019-B Class A4, 2.32% 5/15/26	3,098	3,092
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	2,336	2,323
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 0.970% 2.1949% 7/27/31 (b)(c)(d)	7,153	7,064
Madison Park Funding XXVI Ltd. Series 2017-26A Class AR, 3 month U.S. LIBOR + 1.200% 2.4389% 7/29/30 (b)(c)(d)	5,360	5,299
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 2.1363% 1/22/31 (b)(c)(d)	12,102	11,933
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	511	509
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	3,285	3,260
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 6.2557% 8/25/34 (c)(d)	179	189
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 2.0443% 7/17/32 (b)(c)(d)	9,400	9,180
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 2.278% 5/20/29 (b)(c)(d)	6,626	6,561
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 1.2842% 4/15/30 (b)(c)(d)	15,217	15,027
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.2507% 1/25/36 (c)(d)	270	268
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	1,556	1,457
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	5,584	5,212
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	4,891	4,257
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	2,861	2,791
1.631% 5/15/51 (b)	15,000	13,521
1.884% 7/15/50 (b)	1,073	1,001
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 2.1043% 7/15/32 (b)(c)(d)	7,183	7,053
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 2.0643% 1/15/34 (b)(c)(d)	10,048	9,903
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 2.4037% 11/18/30 (b)(c)(d)	9,061	8,914
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.9743% 7/15/30 (b)(c)(d)	11,039	10,872
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.8657% 9/25/34 (c)(d)	124	121
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (b)	1,977	1,724
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	2,847	2,444
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.529% 4/6/42 (b)(c)(d)	1,745	1,280
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	119	118
Series 2021-3 Class A, 0.83% 7/20/31 (b)	4,114	4,016
Series 2021-4 Class A, 0.84% 9/20/31 (b)	6,234	6,037
Series 2021-5 Class A, 1.31% 11/20/31 (b)	8,466	8,206
3.12% 3/20/32 (b)	11,549	11,386
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	1,452	1,406
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	5,681	5,456
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	7,622	7,299
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	9,197	8,729
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.9943% 4/17/30 (b)(c)(d)	9,750	9,616
TOTAL ASSET-BACKED SECURITIES (Cost $347,374)		333,151

Collateralized Mortgage Obligations - 2.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 2.8%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	2,964	2,784
Series 2021-C Class A, 2.115% 1/25/61 (b)	2,653	2,600
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	7,261	6,800
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	3,666	3,555
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	3,277	3,066
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	13,467	12,965
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	2,809	2,758
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	1,615	1,594
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	2,213	2,183
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	2,849	2,801
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	993	984
CSMC Trust sequential payer:
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	909	879
Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	10,967	10,400
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	9,698	9,517
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	4,119	3,939
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	8,071	7,697
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 1.3421% 9/10/22 (b)(c)(d)	10,000	10,000
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	1,516	1,511
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	1,316	1,293
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,620	2,421
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	207	199
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	5,550	5,509
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	7,128	6,785
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	5,639	5,432
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	1,154	1,094
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	5,363	5,315
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	4,555	4,390
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	2,477	2,463
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (c)(d)	2	2
TOTAL PRIVATE SPONSOR		120,936
U.S. Government Agency - 0.0%
Fannie Mae Series 2013-16 Class GP, 3% 3/25/33	2,305	2,294
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	363	375
TOTAL U.S. GOVERNMENT AGENCY		2,669
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $128,215)		123,605

Commercial Mortgage Securities - 7.0%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.932% 1/15/39 (b)(c)(d)	2,450	2,391
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,776	1,708
BANK:
sequential payer:
Series 2018-BN14 Class ASB, 4.185% 9/15/60	6,500	6,619
Series 2018-BN15 Class ASB, 4.285% 11/15/61	4,000	4,078
Series 2021-BN33 Class XA, 1.0605% 5/15/64 (c)	19,000	1,275
Barclays Commercial Mortgage Securities LLC sequential payer Series 2019-C5 Class ASB, 2.99% 11/15/52	5,500	5,308
BCP Trust floater Series 2021-330N Class A, 1 month U.S. LIBOR + 0.790% 1.674% 6/15/38 (b)(c)(d)	12,200	11,756
Benchmark Mortgage Trust:
Series 2018-B7 Class A2, 4.377% 5/15/53	3,245	3,261
Series 2019-B12 Class XA, 1.0419% 8/15/52 (c)	25,059	1,250
Series 2019-B14 Class XA, 0.7808% 12/15/62 (c)	24,834	942
Series 2020-B17 Class XA, 1.4175% 3/15/53 (c)	49,049	3,481
Series 2020-B19 Class XA, 1.7739% 9/15/53 (c)	32,465	2,921
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.925% 11/15/28 (b)(c)(d)	770	761
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 1.625% 9/15/26 (b)(c)(d)	4,820	4,563
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 1.5641% 10/15/36 (b)(c)(d)	4,534	4,311
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 1.5273% 5/15/38 (b)(c)(d)	3,600	3,456
Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.8089% 2/15/39 (b)(c)(d)	5,872	5,670
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.725% 11/15/38 (b)(c)(d)	4,495	4,336
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 1.5109% 10/15/26 (b)(c)(d)	4,208	4,041
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 1.5747% 1/15/34 (b)(c)(d)	1,592	1,546
Series 2021-SOAR Class A, 1.545% 6/15/38 (b)(c)	4,072	3,906
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.795% 10/15/36 (b)(c)(d)	4,459	4,403
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	2,500	2,467
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	6,456	5,923
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	4,640	4,183
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.8247% 11/15/36 (b)(c)(d)	1,328	1,293
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.995% 6/15/34 (b)(c)(d)	4,225	4,129
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (b)	5,119	5,116
Series 2014-GC23 Class A3, 3.356% 7/10/47	2,919	2,890
Series 2016-GC37 Class AAB, 3.098% 4/10/49	773	768
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	1,527	1,523
Series 2013-CR13 Class AM, 4.449% 11/10/46	7,664	7,704
Series 2013-LC6 Class ASB, 2.478% 1/10/46	487	486
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,459	1,359
Series 2018-SITE Class A, 4.284% 4/15/36 (b)	1,869	1,830
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	3,341	3,299
Series 2020-C19 Class ASB, 2.5501% 3/15/53	18,998	17,973
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 1.576% 11/15/38 (b)(c)(d)	6,258	5,980
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.955% 7/15/38 (b)(c)(d)	1,978	1,933
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.825% 10/15/36 (b)(c)(d)	2,616	2,530
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	1,020	1,019
Series 2011-GC5 Class A/S, 5.1589% 8/10/44 (b)(c)	5,824	5,810
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,640	4,641
Series 2013-GC13 Class A/S, 4.0645% 7/10/46 (b)(c)	13,365	13,404
Series 2013-GC16 Class A/S, 4.649% 11/10/46	13,383	13,497
Series 2015-GC30 Class A/S, 3.777% 5/10/50	823	810
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C22 Class A4, 3.8012% 9/15/47	4,345	4,338
Series 2015-C29 Class A4, 3.6108% 5/15/48	15,686	15,489
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.875% 9/15/29 (b)(c)(d)	2,160	2,131
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46	2,059	2,050
Series 2013-C10 Class A5, 3.1425% 12/15/47	2,434	2,428
Series 2013-C16 Class A/S, 4.5169% 12/15/46	4,102	4,137
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,021	1,013
Series 2018-AON Class D, 4.6132% 7/5/31 (b)(c)	5,354	5,242
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	3,141	3,123
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (b)(c)(d)	3,450	3,303
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 1.575% 7/15/38 (b)(c)(d)	2,106	2,023
Morgan Stanley BAML Trust:
sequential payer Series 2013-C11 Class A4, 4.1505% 8/15/46 (c)	1,650	1,640
Series 2014-C17 Class ASB, 3.477% 8/15/47	2,077	2,076
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,880	3,765
Series 2021-L6 Class XA, 1.2342% 6/15/54 (c)	6,752	491
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 1.359% 10/15/36 (b)(c)(d)	9,890	9,370
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 1.6055% 11/15/38 (b)(c)(d)	4,211	4,088
UBS Commercial Mortgage Trust:
sequential payer:
Series 2018-C8 Class ASB, 3.903% 2/15/51	4,290	4,300
Series 2019-C17 Class ASB, 2.8655% 10/15/52	11,900	11,335
Series 2017-C7 Class XA, 1.0063% 12/15/50 (c)	89,744	3,598
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class ASEC, 4.179% 5/10/63 (b)	3,400	3,395
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	2,027	1,696
Series 2020-LAB Class X, 0.4294% 10/10/42 (b)(c)	91,771	2,745
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2017-C41 Class ASB, 3.39% 11/15/50	500	496
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,146	3,138
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2012-C9 Class A3, 2.87% 11/15/45	1,989	1,986
Series 2013-C11 Class ASB, 2.63% 3/15/45	1,038	1,039
Series 2013-C12 Class A4, 3.198% 3/15/48	3,753	3,748
Series 2014-C25 Class A5, 3.631% 11/15/47	10,000	9,960
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $324,359)		306,693

Municipal Securities - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,513
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,824
TOTAL MUNICIPAL SECURITIES (Cost $5,329)		5,337

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
United Mexican States:
3.25% 4/16/30	3,615	3,320
3.5% 2/12/34	3,000	2,639
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,584)		5,959

Bank Notes - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c)	6,740	6,594
Truist Bank 2.75% 5/1/23	4,300	4,308
TOTAL BANK NOTES (Cost $11,038)		10,902

Fixed-Income Funds - 0.0%
	Shares	Value ($) (000s)
Fidelity Specialized High Income Central Fund (g) (Cost $44)	445	39

Money Market Funds - 7.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.82% (h)	87,376,592	87,394
Fidelity Securities Lending Cash Central Fund 0.82% (h)(i)	218,246,105	218,268
TOTAL MONEY MARKET FUNDS (Cost $305,662)		305,662

TOTAL INVESTMENT IN SECURITIES - 106.0% (Cost $4,855,140)	4,630,589
NET OTHER ASSETS (LIABILITIES) - (6.0)%	(260,171)
NET ASSETS - 100.0%	4,370,418

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	289	Sep 2022	61,008	(34)	(34)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	702	Sep 2022	79,293	(160)	(160)

TOTAL FUTURES CONTRACTS					(194)
The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $988,824,000 or 22.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,165,000.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	77,318	1,248,232	1,238,156	90	-	-	87,394	0.2%
Fidelity Securities Lending Cash Central Fund 0.82%	-	1,614,236	1,395,968	55	-	-	218,268	0.6%
Fidelity Specialized High Income Central Fund	42	3	-	3	-	(6)	39	0.0%
Total	77,360	2,862,471	2,634,124	148	-	(6)	305,701

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.